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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):                [_] is a restatement.
                                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sound Shore Management, Inc.
Address: 8 Sound Shore Drive, Suite 180
         Greenwich, CT 06830

Form 13F File Number: 028-03697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lowell Haims
Title:   Chief Administrative Officer
Phone:   (203) 629-1980

Signature, Place, and Date of Signing:

 /s/ Lowell Haims           Greenwich, CT               November 4, 2011
-------------------  ----------------------------  =--------------------------
    [Signature]             [City, State]                    [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                   Name
--------------------                   ---------------------------------------
028-01190                              Frank Russell Company

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                             Form 13F SUMMARY PAGE

Report Summary:  Sound Shore Management, Inc.

Number of Other Included Managers:                                    1

Form 13F Information Table Entry Total:                              56

Form 13F Information Table Value Total:                      $4,882,548
                                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

No.      Form 13F File number            Name
---      --------------------            ----------------------
1.       028-10338                       One Compass Advisors

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
             Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite 180, Greenwich, CT 06830
                                                                                                                     9/30/2011

                                                                            Item 6                           Item 8
                             Item 2                                  Investment Discretion              Voting Authority
                             Title   Item 3     Item 4              -----------------------        ---------------------------
          Item 1               of    Cusip    Mkt. Value   Item 5      Sole    Shared Other Item 7    Sole    Shared   None
      Name of Issuer         Class   Number    x $1000     Shares      (A)      (B)    (C)  Mgrs.     (A)      (B)     (C)
---------------------------- ------ --------- ---------- ---------- ---------- ------ ----- ------ ---------- ------ ---------
Abbott Laboratories          COMMON 002824100   161,131   3,150,790  3,150,790   0      0           2,451,690   0      699,100
AES Corporation              COMMON 00130H105   139,651  14,308,492 14,308,492   0      0          11,025,092   0    3,283,400
Altria Group Inc.            COMMON 02209S103       219       8,150      8,150   0      0               8,150   0            0
Applied Materials            COMMON 038222105   126,167  12,184,134 12,184,134   0      0           9,480,434   0    2,703,700
Bank of America Corporation  COMMON 060505104   114,048  18,635,225 18,635,225   0      0          14,529,825   0    4,105,400
Baxter International Inc     COMMON 071813109   122,029   2,173,664  2,173,664   0      0           1,646,564   0      527,100
Chubb Corporation            COMMON 171232101       300       5,000      5,000   0      0               5,000   0            0
CitiGroup, Inc.              COMMON 172967101   146,138   5,705,184  5,705,184   0      0           4,457,224   0    1,247,960
Comcast Corporation Class A  COMMON 20030N101   138,647   6,627,506  6,627,506   0      0           5,125,906   0    1,501,600
ConocoPhillips, Inc.         COMMON 20825C104    51,484     813,078    813,078   0      0             631,978   0      181,100
Credit Suisse Group          COMMON 225401108   107,193   4,085,095  4,085,095   0      0           3,192,195   0      892,900
CVS Caremark Corporation     COMMON 126650100   148,633   4,424,930  4,424,930   0      0           3,433,830   0      991,100
Delta Air Lines, Inc.        COMMON 247361702    96,089  12,811,922 12,811,922   0      0           9,969,222   0    2,842,700
Devon Energy Corporation     COMMON 25179M103    73,350   1,323,060  1,323,060   0      0           1,022,560   0      300,500
Diamond Offshore Drilling,
  Inc.                       COMMON 25271C102    50,487     922,303    922,303   0      0             718,403   0      203,900
DIRECTV Group Inc            COMMON 25459L106       661      15,626     15,626   0      0              15,626   0            0
eBay Inc.                    COMMON 278642103   144,343   4,894,644  4,894,644   0      0           3,807,644   0    1,087,000
El Paso Corporation          COMMON 28336L109    50,804   2,906,404  2,906,404   0      0           2,259,704   0      646,700
EQT Corporation              COMMON 26884L109    74,928   1,404,197  1,404,197   0      0           1,090,997   0      313,200
Exelon Corporation           COMMON 30161N101   160,342   3,763,019  3,763,019   0      0           2,916,419   0      846,600
Exxon Mobil Corp             COMMON 30231G102       258       3,548      3,548   0      0               3,548   0            0
Frontier Communications Co   COMMON 35906A108       235      38,500     38,500   0      0              38,500   0            0
General Motors Company       COMMON 37045V100   128,934   6,389,191  6,389,191   0      0           4,973,991   0    1,415,200
Goldman Sachs Group Inc      COMMON 38141G104       255       2,700      2,700   0      0               2,700   0            0
Intl Business Machines       COMMON 459200101       358       2,048      2,048   0      0               2,048   0            0
Jabil Circuit, Inc.          COMMON 466313103       356      20,000     20,000   0      0              20,000   0            0
JetBlue Airways Corporation  COMMON 477143101       225      55,000     55,000   0      0              55,000   0            0
Lowe's Companies, Inc.       COMMON 548661107    88,629   4,582,682  4,582,682   0      0           3,563,182   0    1,019,500
Marathon Petroleum
  Corporation                COMMON 56585A102    56,130   2,074,295  2,074,295   0      0           1,602,195   0      472,100
Marsh & McLennan Companies
  Inc.                       COMMON 571748102   127,281   4,794,025  4,794,025   0      0           3,722,525   0    1,071,500
Merck & Co. Inc.             COMMON 589331107       275       8,400      8,400   0      0               8,400   0            0
MetLife Inc.                 COMMON 59156R108   112,847   4,028,802  4,028,802   0      0           3,135,602   0      893,200
Microsoft Corp               COMMON 594918104   185,314   7,445,300  7,445,300   0      0           5,809,200   0    1,636,100
Newmont Mining Corporation   COMMON 651639106    84,445   1,341,459  1,341,459   0      0           1,045,259   0      296,200
Novartis AG ADR              COMMON 66987V109   102,231   1,833,078  1,833,078   0      0           1,433,178   0      399,900
Owens-Illinois, Inc.         COMMON 690768403    89,510   5,919,968  5,919,968   0      0           4,594,268   0    1,325,700
Pfizer Inc.                  COMMON 717081103   133,458   7,548,520  7,548,520   0      0           5,878,520   0    1,670,000
Phillip Morris International COMMON 718172109       446       7,150      7,150   0      0               7,150   0            0
PNC Financial Services Group COMMON 693475105       207       4,300      4,300   0      0               4,300   0            0
Public Service Enterprise
  Group                      COMMON 744573106   108,701   3,257,456  3,257,456   0      0           2,538,156   0      719,300
Sanofi ADR                   COMMON 80105N105   120,268   3,666,704  3,666,704   0      0           2,839,004   0      827,700
Charles Schwab Corporation   COMMON 808513105   103,625   9,194,734  9,194,734   0      0           7,191,834   0    2,002,900
Southwest Airlines Company   COMMON 844741108   109,813  13,658,339 13,658,339   0      0          10,600,439   0    3,057,900
State Street Corporation     COMMON 857477103    98,770   3,071,194  3,071,194   0      0           2,397,394   0      673,800
Sunoco, Inc.                 COMMON 86764P109   139,581   4,501,148  4,501,148   0      0           3,503,448   0      997,700
Symantec Corporation         COMMON 871503108   130,623   8,013,685  8,013,685   0      0           6,241,085   0    1,772,600
TJX Companies, Inc.          COMMON 872540109       790      14,250     14,250   0      0              14,250   0            0
Texas Instruments Inc.       COMMON 882508104   151,996   5,703,413  5,703,413   0      0           4,432,513   0    1,270,900
Time Warner, Inc.            COMMON 887317303   163,276   5,447,993  5,447,993   0      0           4,239,893   0    1,208,100
Visa, Inc.                   COMMON 92826C839   149,532   1,744,426  1,744,426   0      0           1,350,226   0      394,200
Wal-Mart Stores, Inc.        COMMON 931142103   147,811   2,848,003  2,848,003   0      0           2,174,203   0      673,800
Western Digital Corporation  COMMON 958102105    35,569   1,382,915  1,382,915   0      0           1,081,715   0      301,200
Invesco Ltd.                 COMMON G491BT108   123,927   7,990,131  7,990,131   0      0           6,196,931   0    1,793,200
Weatherford International,
  Ltd.                       COMMON H27013103    57,338   4,696,020  4,696,020   0      0           3,779,020   0      917,000
LyondellBasell Industries    COMMON N53745100    99,474   4,071,781  4,071,781   0      0           3,212,981   0      858,800
Flextronics International    COMMON Y2573F102   123,415  21,920,987 21,920,987   0      0          17,089,487   0    4,831,500
Totals:                          56
                                              4,882,548
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